STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional paid-in capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2014	34,548,368
Beginning Balance, Amount at Dec. 31, 2014	$ 34,548	$ 7,104,130	$ (7,066,719)	$ 71,959
Net Loss			(29,504)	(29,504)
Ending Balance, Shares at Dec. 31, 2015	34,548,368
Ending Balance, Amount at Dec. 31, 2015	$ 34,548	7,104,130	(7,096,223)	42,455
Net Loss			(24,401)	(24,401)
Ending Balance, Shares at Dec. 31, 2016	34,548,368
Ending Balance, Amount at Dec. 31, 2016	$ 34,548	7,104,130	(7,120,624)	18,054
Net Loss			(22,837)	(22,837)
Ending Balance, Shares at Dec. 31, 2017	34,548,368
Ending Balance, Amount at Dec. 31, 2017	$ 34,548	$ 7,104,130	$ (7,143,461)	$ (4,783)